Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 6,915	$ 6,331	$ 6,078	$ 13,246	$ 12,478